Investment Objectives and Goals - Invesco BulletShares 2035 Municipal Bond ETF	Sep. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® Municipal Bond 2035 Index (the “Underlying Index”).